Investment Objectives and Goals - American Century ETF Trust	Jan. 01, 2026
Avantis® Real Estate ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® Real Estate ETF
Avantis U.S. Quality ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® U.S. Quality ETF